Document and Entity Information	0 Months Ended
Nov. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2014
Registrant Name	DREYFUS SHORT DURATION BOND FUND
Central Index Key	0000804887
Amendment Flag	false
Document Creation Date	Mar. 27, 2015
Document Effective Date	Apr. 01, 2015
Prospectus Date	Apr. 01, 2015
DREYFUS SHORT DURATION BOND FUND | Class Z
Risk/Return:
Trading Symbol	DSIGX
DREYFUS SHORT DURATION BOND FUND | Class D
Risk/Return:
Trading Symbol	DSDDX
DREYFUS SHORT DURATION BOND FUND | Class I
Risk/Return:
Trading Symbol	DSIDX
DREYFUS SHORT DURATION BOND FUND | Class Y
Risk/Return:
Trading Symbol	DSYDX